Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	$ 267,349,317	$ 307,633,542
Non-financial public sector	3,614,805	8,781,948
Other financial entities	1,839,258	5,418,127
Non-financial private sector	261,895,254	293,433,467
Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	122,025,586	129,538,514
Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	26,992,387	54,794,277
Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	25,317,540	25,319,947
Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	35,500,369	28,869,032
Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	23,771,979	20,559,616
Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	16,106,376	20,376,222
Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	4,808,861	4,872,536
Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	4,905,658	4,240,322
Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,279,033	3,546,531
Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,126,396	1,273,355
Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	61,069	43,115
Stage 1 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	180,456,655	152,543,931
Non-financial public sector	13,230	8,573
Other financial entities	23	246
Non-financial private sector	180,443,402	152,535,112
Stage 1 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	114,240,780	117,874,202
Stage 1 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	10,262,036	4,722,054
Stage 1 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	14,415,093	7,696,443
Stage 1 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	22,280,971	13,205,385
Stage 1 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	13,244,682	5,248,612
Stage 1 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	653,112	229,146
Stage 1 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,038,512	930,240
Stage 1 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,055,656	1,385,661
Stage 1 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	155,514	100,044
Stage 1 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,037,333	1,103,771
Stage 1 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	59,713	39,554
Stage 1 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	68,333,255	128,020,746
Non-financial public sector	3,601,297	8,773,060
Other financial entities	1,839,235	5,417,881
Non-financial private sector	62,892,723	113,829,805
Stage 1 individual [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	881,453	511,834
Stage 1 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	14,025,285	46,359,585
Stage 1 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,741,231	11,045,886
Stage 1 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	11,185,975	13,175,749
Stage 1 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	9,222,944	13,123,381
Stage 1 individual [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	14,544,611	20,069,007
Stage 1 individual [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	3,731,946	3,840,710
Stage 1 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,444,030	2,241,773
Stage 1 individual [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,115,248	3,435,177
Stage 1 individual [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		26,703
Stage 2 collective [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	11,133,013	17,511,125
Non-financial public sector	175	221
Non-financial private sector	11,132,838	17,510,904
Stage 2 collective [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,217,494	9,172,222
Stage 2 collective [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	679,770	1,244,104
Stage 2 collective [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	966,605	2,857,436
Stage 2 collective [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,815,627	2,069,526
Stage 2 collective [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,001,929	1,420,453
Stage 2 collective [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	35,095	66,215
Stage 2 collective [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	32,755	83,338
Stage 2 collective [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	291,532	456,169
Stage 2 collective [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	8,092	9,827
Stage 2 collective [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	82,856	128,161
Stage 2 collective [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,083	3,453
Stage 2 individual [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	4,396,524	4,284,909
Non-financial private sector	4,396,524	4,284,909
Stage 2 individual [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	1,526,516	843,873
Stage 2 individual [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	2,759,232	3,165,627
Stage 2 individual [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	110,206	72,040
Stage 2 individual [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	570	199,317
Stage 2 individual [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector		4,052
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Loans and other financing	3,029,870	5,272,831
Non-financial public sector	103	94
Non-financial private sector	3,029,767	5,272,737
Stage 3 [member] | Individuals [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	685,859	1,980,256
Stage 3 [member] | Manufacturing Industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	498,780	1,624,661
Stage 3 [member] | Agricultural and cattle industry [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	435,379	554,555
Stage 3 [member] | Services [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	107,590	346,332
Stage 3 [member] | Commercial activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	301,854	567,853
Stage 3 [member] | Exploration of mines and quarries [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	873,558	11,854
Stage 3 [member] | Financial intermediation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	5,648	18,248
Stage 3 [member] | Construction activities [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	114,440	152,667
Stage 3 [member] | Electricity supply and gas [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	179	1,483
Stage 3 [member] | Public administration [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	6,207	14,720
Stage 3 [member] | Water supply and public sanitation [member]
Disclosure of detailed information about financial instruments [line items]
Non-financial private sector	$ 273	$ 108